Deferred income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current	$ 16,928	$ 23,837	$ 39,444
Deferred	9,998	(5,825)	14,060
Tax expense (income), continuing operations	(26,926)	(18,012)	(53,504)
Income Tax Expense [Member]
Current	12,433	18,781	32,902
Deferred	10,069	(5,984)	13,808
Tax expense (income), continuing operations	22,502	12,797	46,710
Mining Royalties and Special Mining Tax [Member]
Current	4,495	5,056	6,542
Deferred	(71)	159	252
Tax expense (income), continuing operations	$ 4,424	$ 5,215	$ 6,794